STATUTORY INFORMATION (TABLES)	12 Months Ended
Dec. 31, 2011
Statutory Information [Abstract]
Statutory Accounting Practices Disclosure [Table Text Block]
The Company's insurance subsidiaries reported the following amounts to regulatory agencies, after appropriate elimination of intercompany accounts among such subsidiaries (dollars in millions):

	2011	2010
Statutory capital and surplus	$1,578.1	$1,525.1
Asset valuation reserve	168.4	71.3
Interest maintenance reserve	552.0	428.1
Total	$2,298.5	$2,024.5